Equipment (Tables)	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

					Office
	Camp and	Camp	Computer	Computer	fixtures and
	equipment	vehicles	equipment	software	equipment	Total
	$	$	$	$	$	$
Cost

At July 1, 2010	511,382	222,726	181,117	70,178	79,241	1,064,644
Additions	67,232	72,719	14,394	2,653	495	157,493
Disposals	(12,632)	(89,753)	(15,906)	(468)	-	(118,759)
At June 30, 2011	565,982	205,692	179,605	72,363	79,736	1,103,378
Additions	89,487	13,738	38,654	22,919	1,501	166,299
Disposals	(14,369)	-	(28,675)	-	-	(43,044)
At June 30, 2012	641,100	219,430	189,584	95,282	81,237	1,226,633

Amortization

At July 1, 2010	203,205	148,998	108,187	66,486	39,808	566,684
Amortization for the year	38,758	32,399	24,768	2,868	6,466	105,259
Disposals	(12,632)	(88,643)	(15,906)	(468)	-	(117,649)
At June 30, 2011	229,331	92,754	117,049	68,886	46,274	554,294
Disposals	(14,369)	-	(28,675)	-	-	(43,044)
Amortization for the year	41,031	39,515	22,114	8,728	5,641	117,029
At June 30, 2012	255,993	132,269	110,488	77,614	51,915	628,279

Net book values

At July 1, 2010	308,177	73,728	72,930	3,692	39,433	497,960
At June 30, 2011	336,651	112,938	62,556	3,477	33,462	549,084
At June 30, 2012	385,107	87,161	79,096	17,668	29,322	598,354